License and Prepaid Royalty - HIP (Tables)	12 Months Ended
Jul. 31, 2019
License And Prepaid Royalty [Abstract]
Schedule of license and prepaid royalty - HIP
	July 31, 2019	July 31, 2018
License – HIP, net of amortization	$867	$–
Prepaid Royalty – HIP	542	–
License and prepaid royalty – HIP	$1,409	$–